United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Quarter ended 8/31/13

Item 1. Schedule of Investments

Federated Emerging Market Debt Fund
Portfolio of Investments
August 31, 2013 (unaudited)
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—53.6%
		Aerospace & Defense—0.6%
1,050,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	$1,047,375
		Automobile & Parts—2.1%
2,000,000	[1,2]	Metalsa Sa De CV, Series 144A, 4.90%, 4/24/2023	1,860,000
2,000,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	1,875,000
		TOTAL	3,735,000
		Banking—4.3%
300,000	[1,2]	Banco Davivienda SA, Series 144A, 2.95%, 1/29/2018	278,250
1,000,000		Banco Do Brasil SA, 3.875%, 10/10/2022	842,500
750,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	738,750
1,000,000	[1,2]	El Fondo Mivivienda SA, Series 144A, 3.50%, 1/31/2023	870,000
1,500,000		Sberbank of Russia, Series REGS, 5.125%, 10/29/2022	1,391,250
2,000,000	[1,2]	Turkiye Garanti Bankasi AS, Series 144A, 5.25%, 9/13/2022	1,700,000
1,000,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	1,055,200
500,000		VTB Bank OJSC, Series REGS, 6.315%, 2/22/2018	527,500
		TOTAL	7,403,450
		Beverage & Tobacco—0.6%
1,000,000	[1,2]	Corp Lindley SA, Series 144A, 6.75%, 11/23/2021	1,070,000
		Brewing—0.3%
750,000	[1,2]	Anadolu Efes Biracilik ve Malt Sanayii AS, Series 144A, 3.375%, 11/1/2022	585,000
		Broadcast Radio & TV—1.5%
2,000,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	2,538,308
		Building & Development—0.4%
700,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	665,000
		Building Materials—0.9%
615,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	627,300
1,000,000	[1,2]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	905,000
		TOTAL	1,532,300
		Chemicals—0.7%
755,000	[1,2]	ALPEK SA DE CV, Series 144A, 4.50%, 11/20/2022	690,825
600,000	[1,2]	Mexichem SA de CV, Series 144A, 4.875%, 9/19/2022	567,000
		TOTAL	1,257,825
		Conglomerates—1.7%
1,000,000		Hutch Whampoa International Ltd., Series REGS, 6.00%, 5/29/2049	1,057,500
250,000	[1,2]	Hutchison Whampoa International Ltd., Sr. Unsecd. Note, Series 144A, 4.625%, 1/13/2022	255,512
1,500,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	1,609,500
		TOTAL	2,922,512
		Consumer Products—0.8%
1,700,000		Fomento Economico Mexicano, SA de CV, 4.375%, 5/10/2043	1,386,053
		Farming & Agriculture—0.6%
1,090,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	959,200
		Finance—0.1%
200,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	201,000

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Intermediaries—1.1%
1,120,000	[1,2]	Banco Santander, SA, Series 144A, 4.125%, 11/9/2022	$1,019,200
1,100,000		SASOL Financing International PLC, 4.50%, 11/14/2022	985,875
		TOTAL	2,005,075
		Food & Drug Retailers—0.1%
200,000		Cencosud SA, Series REGS, 4.875%, 1/20/2023	183,977
		Food Producers—1.0%
830,000	[1,2]	BRF-Brasil Foods SA, Series 144A, 3.95%, 5/22/2023	710,480
1,080,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,069,408
		TOTAL	1,779,888
		Industrial Products & Equipment—0.1%
181,000		Cemex Finance LLC, Series REGS, 9.50%, 12/14/2016	191,860
		Metals & Mining—3.2%
558,000		Alrosa Finance SA, Company Guarantee, Series REGS, 7.75%, 11/3/2020	607,160
96,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	80,626
1,190,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	1,188,810
800,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	708,106
565,000		Nord Gold NV, Series REGS, 6.375%, 5/7/2018	516,975
650,000	[1,2]	Samarco Mineracao SA, Series 144A, 4.125%, 11/1/2022	547,625
2,000,000		Vale Overseas Ltd., 4.375%, 1/11/2022	1,867,380
		TOTAL	5,516,682
		Oil & Gas—22.2%
500,000		Afren PLC, Series REGS, 10.25%, 4/8/2019	570,000
1,300,000	[1,2]	Alliance Oil Co. Ltd., Series 144A, 7.00%, 5/4/2020	1,303,250
1,000,000	[1,2]	CITGO Petroleum Corp., Sr. Secd. Note, Series 144A, 11.50%, 7/1/2017	1,115,000
600,000		CITGO Petroleum Corp., Sr. Secd. Note, Series REGS, 11.50%, 7/1/2017	669,000
1,000,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	996,472
300,000	[1,2]	Gazprom Neft, Series 144A, 4.375%, 9/19/2022	267,750
850,000		Gazprom Neft, Series REGS, 4.375%, 9/19/2022	758,625
1,000,000	[1,2]	Gazprom, Series 144A, 4.95%, 7/19/2022	932,500
1,000,000	[1,2]	KazMunaiGaz Finance Sub BV, Company Guarantee, Series 144A, 6.375%, 4/9/2021	1,055,000
1,000,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 4/9/2021	1,055,000
400,000	[1,2]	Kazmunaygas National Co., Series 144A, 4.40%, 4/30/2023	356,000
1,000,000	[1,2]	Lukoil International Finance BV, Company Guarantee, Series 144A, 6.125%, 11/9/2020	1,051,350
650,000	[1,2]	Lukoil International Finance BV, Series 144A, 3.416%, 4/24/2018	640,250
375,000	[1,2]	Lukoil International Finance BV, Series 144A, 4.563%, 4/24/2023	339,375
450,000	[1,2]	Pacific Rubiales, Series 144A, 5.125%, 3/28/2023	400,500
1,600,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.25%, 12/12/2021	1,664,000
1,590,000	[1,2]	Pertamina PT, Series 144A, 4.30%, 5/20/2023	1,303,800
5,850,000		Petroleos de Venezuela, SA, Company Guarantee, Series REGS, 8.50%, 11/2/2017	5,241,600
6,500,000		Petroleos de Venezuela, SA, Series 2014, 4.90%, 10/28/2014	6,142,500
3,000,000		Petroleos de Venezuela, SA, Series REGS, 9.00%, 11/17/2021	2,445,000
440,000		Petroleos Mexicanos, 3.50%, 7/18/2018	444,840
580,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.2862%, 7/18/2018	597,980
750,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	781,875
800,000		PTT PCL, Series REGS, 4.50%, 10/25/2042	628,908
1,000,000		PTTEP Canada Internation, Series REGS, 6.35%, 6/12/2042	1,016,186
1,000,000	[1,2]	Reliance Industries Ltd., Series 144A, 5.875%, 2/28/2049	780,000
1,000,000	[1,2]	Rosneft Oil Co., Series 144A, 4.199%, 3/6/2022	897,500

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
200,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 3.90%, 5/17/2022	$194,192
200,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 4.875%, 5/17/2042	187,129
800,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	656,227
1,000,000	[1,2]	Transport de Gas Peru, Series 144A, 4.25%, 4/30/2028	875,000
1,800,000	[1,2]	Transprtdra De Gas Intl, Series 144A, 5.70%, 3/20/2022	1,809,000
1,415,000	[1,2]	Zhaikmunai LLP, Series 144A, 7.125%, 11/13/2019	1,464,525
		TOTAL	38,640,334
		Paper Products—0.7%
1,085,000		Fibria Overseas Finance, Company Guarantee, Series REGS, 6.75%, 3/3/2021	1,147,388
		Retailers—0.4%
710,000	[1,2]	Saci Falabella, Series 144A, 3.75%, 4/30/2023	618,918
		Steel—0.5%
900,000		OJSC Novo (Steel Funding), Series REGS, 4.95%, 9/26/2019	873,000
		Technology Services—0.7%
1,200,000		STATS ChipPAC Ltd., Series REGS, 4.50%, 3/20/2018	1,173,000
		Telecommunications & Cellular—6.1%
1,800,000		America Movil SAB de CV, 3.125%, 7/16/2022	1,625,360
1,200,000	[1]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	1,161,000
650,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	703,625
1,000,000	[1,2]	Indosat Palapa Co. BV, Company Guarantee, Series 144A, 7.375%, 7/29/2020	1,058,750
1,500,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,736,250
1,200,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.00%, 10/1/2017	1,266,000
1,100,000	[1,2]	Telfon Celuar Del Paragu, Series 144A, 6.75%, 12/13/2022	1,097,250
1,000,000	[1,2]	Vimpelcom, Series 144A, 5.95%, 2/13/2023	899,370
1,000,000		VIP FIN (Vimpelcom), Series REGS, 9.125%, 4/30/2018	1,148,750
		TOTAL	10,696,355
		Utilities—3.0%
1,780,000	[1,2]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 5/26/2021	1,806,700
650,000	[1,2]	Eskom Holdings Ltd., Series 144A, 6.75%, 8/6/2023	640,250
371,000		Hrvatska Electroprivreda, Series REGS, 6.00%, 11/9/2017	378,420
200,000		Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	213,452
2,000,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	2,120,000
		TOTAL	5,158,822
		TOTAL CORPORATE BONDS (IDENTIFIED COST $96,850,911)	93,288,322
		FLOATING RATE LOAN—0.1%
		Farming & Agriculture—0.1%
631,537		Carolbrl, 1.00%, 12/31/2017 (IDENTIFIED COST $621,689)	252,931
		GOVERNMENT AGENCIES—44.9%
1,351,000		African Export-Import Bank, 5.75%, 7/27/2016	1,415,172
2,100,000		Argentina, Government of, Sr. Unsecd. Note, 7.00%, 10/3/2015	1,937,250
500,000	[1,2]	Bahrain, Government of, Series 144A, 6.125%, 8/1/2023	480,000
1,500,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	1,447,500
545,000	[1,2]	Central Bank of Nigeria, Note, Series 144A, 6.75%, 1/28/2021	577,019
200,000	[1,2]	Central Bank of Nigeria, Series 144A, 5.125%, 7/12/2018	201,500
1,200,000		Colombia, Government of, 7.375%, 9/18/2037	1,452,000
400,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	419,500

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		GOVERNMENT AGENCIES—continued
500,000		Costa Rica, Government of, 4.375%, 4/30/2025	$441,250
1,000,000		Croatia, Government of, Sr. Unsecd. Note, 6.25%, 4/27/2017	1,048,800
400,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	372,000
600,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	642,000
400,000	[1,2]	Ghana, Government of, Series 144A, 7.875%, 8/7/2023	386,000
375,000	[1,2]	Guatemala, Government of, Series 144A, 4.875%, 2/13/2028	333,750
1,224,000		Hungary, Government of, 4.125%, 2/19/2018	1,187,280
1,226,000		Hungary, Government of, 6.375%, 3/29/2021	1,268,910
1,225,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	1,265,058
2,500,000	[1,2]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	2,837,500
1,100,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,160,500
2,700,000		Kingdom of Morocco, 4.25%, 12/11/2022	2,301,750
1,425,000		Lithuania, Government of, Sr. Unsecd. Note, 6.125%, 3/9/2021	1,581,750
MXN 51,000,000		Mex Bonos Desarr Fix Rate, 8.50%, 11/18/2038	4,269,197
MXN 46,500,000		Mex Bonos Desarr Fix Rate, 8.50%, 5/31/2029	3,983,735
BRL 4,031,000		Nota Do Tesouro Nacional, 10.00%, 1/1/2023	1,535,965
3,750,000		Panama, Government of, 6.70%, 1/26/2036	4,162,500
1,300,000	[1,2]	Paraguay, Government of, Series 144A, 4.625%, 1/25/2023	1,183,000
PHP 22,000,000		Philippines, Government of, 3.90%, 11/26/2022	482,175
1,300,000		Philippines, Government of, Sr. Unsecd. Note, 5.50%, 3/30/2026	1,384,500
3,725,000		Poland, Government of, 3.00%, 3/17/2023	3,305,937
4,220,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	5,032,350
EUR 1,600,000		Romania, Government of, 4.875%, 11/7/2019	2,199,648
3,000,000	[1,2]	Russia, Government of, Bond, Series 144A, 5.00%, 4/29/2020	3,159,000
3,389,750		Russia, Government of, Unsub., 7.50%, 3/31/2030	3,909,433
575,000	[1,2]	Senegal, Government of, Sr. Unsecd. Note, Series 144A, 8.75%, 5/13/2021	592,998
400,000	[1,2]	Serbia, Government of, Series 144A, 7.25%, 9/28/2021	402,000
500,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 7/25/2022	445,000
650,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	615,875
1,550,000		Turkey, Government of, 3.25%, 3/23/2023	1,267,125
3,330,000		Turkey, Government of, 6.875%, 3/17/2036	3,326,670
3,200,000		Turkey, Government of, 7.00%, 9/26/2016	3,496,800
3,000,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	3,008,250
4,697,000		United Mexican States, 6.75%, 9/27/2034	5,434,429
2,500,000		Venezuela, Government of, 7.75%, 10/13/2019	2,043,750
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $77,877,413)	77,996,826
		TOTAL INVESTMENTS—98.6% (IDENTIFIED COST $175,350,013)[3]	171,538,079
		OTHER ASSETS AND LIABILITIES - NET—1.4%[4]	2,392,190
		TOTAL NET ASSETS—100%	$173,930,269

At August 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/ Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/3/2013	60,000,000 MXN	$4,608,914	$(119,466)
9/3/2013	64,485,000 MXN	$4,968,219	$(143,185)
9/3/2013	108,253,700 MXN	$8,172,866	$(72,876)
Contracts Sold:
9/3/2013	47,774,000 MXN	$3,532,796	$(41,852)
9/3/2013	52,773,000 MXN	$4,024,633	$75,939
9/3/2013	60,000,000 MXN	$4,661,534	$172,085
9/3/2013	124,964,700 MXN	$9,723,744	$373,368
9/5/2013	1,649,150 EUR	$2,176,284	$(3,348)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$240,665
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $224,855 and $287,730, respectively. This is based on the contracts held as of each month-end throughout the nine month period.
1	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2013, these restricted securities amounted to $60,779,931, which represented 34.9% of total net assets.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2013, these liquid restricted securities amounted to $58,915,306, which represented 33.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at August 31, 2013, is as follows:
	Acquisition Date	Cost	Market Value
Digicel Ltd., Series 144A, 6.00%, 4/15/2021	3/16/2010	$1,200,000	$1,161,000
Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	11/23/2009	$650,000	$703,625
3	At August 31, 2013, the cost of investments for federal tax purposes was $175,341,954. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $3,803,875. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,645,240 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,449,115.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$93,288,322	$—	$93,288,322
Floating Rate Loan	—	—	252,931	252,931
Government Agencies	—	77,996,826	—	77,996,826
TOTAL SECURITIES	$—	$171,285,148	$252,931	$171,538,079
OTHER FINANCIAL INSTRUMENTS*	$—	$240,665	$—	$240,665
*	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
BRL	—Brazilian Real
EUR	—Euro
MXN	—Mexican Peso
PHR	—Philippine Peso
7
Federated International Small-Mid Company Fund
Portfolio of Investments
August 31, 2013 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.4%
		Bermuda—4.6%
1,600,000	[1]	Brilliance China Automotive Holdings Ltd.	$2,351,170
900,000		Haier Electronics Group	1,573,345
69,999		Invesco Ltd.	2,125,169
47,200		Signet Jewelers Ltd.	3,134,080
		TOTAL	9,183,764
		Brazil—1.1%
54,272		Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	2,229,494
		Canada—4.6%
335,000	[1]	Ainsworth Lumber Co. Ltd.	922,339
268,100		Bombardier, Inc., Class B	1,219,214
24,000	[1]	Catamaran Corp	1,317,840
51,500		Dollarama, Inc.	3,635,265
37,900		Norbord, Inc.	952,447
15,400		West Fraser Timber Co. Ltd.	1,219,368
		TOTAL	9,266,473
		Cayman Islands—0.8%
109,000	[1]	Fabrinet	1,521,640
		Denmark—2.2%
62,000		Pandora A/S	2,227,802
13,125		Rockwool International A/S	2,067,459
		TOTAL	4,295,261
		France—9.8%
50,052		Accor SA	1,889,694
96,000		Bureau Veritas SA	2,900,144
50,000		Edenred	1,495,014
45,211		JC Decaux SA	1,514,302
56,000		Publicis Groupe	4,168,378
28,730		Technip SA	3,335,247
34,000		Teleperformance	1,533,410
19,300		Zodiac SA	2,794,384
		TOTAL	19,630,573
		Germany—4.6%
26,705		GEA Group AG	1,079,159
44,975		Gerresheimer AG	2,716,172
25,835		Heidelberger Zement AG	1,793,941
111,453		Wire Card AG	3,488,400
		TOTAL	9,077,672
		Hong Kong—3.7%
3,579,000		China Everbright International Ltd.	3,368,641
4,900,000		Shun Tak Holdings	2,532,402
584,500		Techtronic Industries Co.	1,422,165
		TOTAL	7,323,208
		Ireland—0.7%
168,000		Grafton Group PLC	1,420,052
		Israel—1.2%
61,265		NICE-Systems Ltd., ADR	2,328,070
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Italy—4.0%
178,724		Azimut Holding S.p.A.	$3,838,422
135,200	[1]	Yoox SpA	4,184,488
		TOTAL	8,022,910
		Japan—18.2%
54,400		Aisin Seiki Co.	2,077,023
55,400		Avex, Inc.	1,555,656
208,000		Daifuku Co.	1,938,707
40,500		Don Quijote Co. Ltd.	2,093,267
259,000		Ebara Corp.	1,372,424
72,000		Fuji Heavy Industries	1,726,960
10,300		Japan Exchange Group, Inc.	808,328
57,000		JGC Corp.	1,938,529
66,000		JSR Corp.	1,146,524
158,000		Kakaku.com, Inc.	2,885,571
26,400	[1]	Livesense, Inc.	1,214,976
99,000	[1]	Matsui Securities Co. Ltd.	834,153
63,000		Ngk Spark Plug Co.	1,210,463
55,500		Nihon Kohden Corp.	2,041,745
163,000		Nsk	1,510,633
106,200		Park 24 Co. Ltd.	1,837,431
136,500		Shionogi and Co.	2,651,966
85,000		Ship Health Care Holdings, Inc.	3,068,112
33,000		Toyo Suisan Kaisha	989,156
48,900		United Arrows Ltd.	1,957,086
126,000		Yaskawa Electric Corp.	1,483,559
		TOTAL	36,342,269
		Jersey Channel Isle—0.9%
33,750		Delphi Automotive PLC	1,856,925
		Luxembourg—1.9%
7,935		Eurofins Scientific	1,838,290
181,748	[1]	SAF-Holland SA	1,979,627
		TOTAL	3,817,917
		Mexico—0.8%
14,000		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,568,000
		Netherlands—1.8%
48,084		Koninklijke DSM NV	3,542,942
		Norway—1.5%
33,936		Fred Olsen Energy A.S.A.	1,569,013
70,000		Subsea 7 SA	1,432,602
		TOTAL	3,001,615
		Panama—1.6%
24,200		Copa Holdings SA, Class A	3,164,876
		Singapore—2.4%
239,000		City Developments Ltd.	1,853,652
1,660,000		Ezion Holdings Ltd.	2,939,400
		TOTAL	4,793,052
		South Korea—1.1%
37,130		Hotel Shilla Co.	2,241,279
		Switzerland—3.0%
37,735		Adecco SA	2,372,084
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Switzerland—continued
94,500		GAM Holding Ltd.	$1,662,126
8,000		Partners Group Holding AG	2,048,738
		TOTAL	6,082,948
		Thailand—3.1%
2,615,400		Amata Corp. Public Co. Ltd.	1,369,368
624,600		Bangkok Dusit Medical Services Public Co., Ltd., GDR	2,487,225
2,585,000		Minor International PCL, GDR	1,714,551
9,000,000		Sansiri Public Co. Ltd.	568,483
		TOTAL	6,139,627
		United Kingdom—22.8%
327,844		Aberdeen Asset Management PLC	1,787,988
39,998		Aggreko PLC	1,007,000
65,969		Amec PLC	1,062,186
382,835		Ashtead Group PLC	3,824,563
56,987	[1]	ASOS PLC	4,194,831
66,000		Babcock International Group PLC	1,163,942
117,851		Burberry Group PLC	2,801,584
69,069		Croda International PLC	2,781,855
240,000		Essentra PLC	2,859,665
350,000		Howden Joinery Group PLC	1,526,290
126,041		InterContinental Hotels Group PLC	3,536,581
18,800		Intertek Testing Services PLC	931,777
493,000		Jupiter Fund Management PLC	2,543,189
102,746		Rightmove PLC	3,703,563
60,000		Schroders PLC	2,150,661
436,500	[1]	SOCO International PLC	2,692,908
252,863		Telecity Group PLC	3,211,288
230,000	[1]	Vectura Group PLC	354,684
270,282		Wood Group (John) PLC	3,373,865
		TOTAL	45,508,420
		TOTAL COMMON STOCKS (IDENTIFIED COST $144,791,522)	192,358,987
		EXCHANGE - TRADED FUND—1.4%
		United States—1.4%
250,000		iShares MSCI Japan (AT IDENTIFIED COST $2,733,725 )	2,717,500
		INVESTMENT COMPANY—2.1%
4,307,410	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE $4,307,410 )	4,307,410
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $151,832,657)[4]	199,383,897
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	143,891
		TOTAL NET ASSETS—100%	$199,527,788
At August 31,2013, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $863 and $1,909, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
3

1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield
4	At August 31, 2013, the cost of investments for federal tax purposes was $151,832,657. The net unrealized appreciation of investments for federal tax purposes was $47,551,240. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $51,792,462 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,241,222.
5	Assets, other than investments in securities, less liabilities.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry
4

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$3,443,009	$—	$—	$3,443,009
International	23,751,718	165,164,260[1]	—	188,915,978
Exchange-Traded Fund	2,717,500	—	—	2,717,500
Investment Company	4,307,410	—	—	4,307,410
TOTAL SECURITIES	$34,219,637	$165,164,260	$—	$199,383,897
1	Includes $99,466,789 of common stock securities transferred from Level 1 to Level 2 because fair market value factors were applied to equity securities traded principally in foreign markets to account of significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
The following acronyms are used throughout this portfolio:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
5
Federated International Leaders Fund
Portfolio of Investments
August 31, 2013 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCK—89.9%
		France—10.4%
393,020		Accor SA	$14,838,316
434,192		AXA	9,450,332
349,396		BNP Paribas SA	21,829,006
314,240		Edenred	9,395,864
22,923		L'Oreal SA	3,821,290
915,641		Television Francaise (TF1)	12,199,843
		TOTAL	71,534,651
		Germany—12.6%
95,475		Bayerische Motoren Werke AG	8,997,359
353,413		Daimler AG	24,246,130
271,076		Heidelberger Zement AG	18,823,083
977,668		Kloeckner & Co. AG	12,596,211
233,187		Rheinmetall AG	11,433,048
142,931		SAP AG	10,565,337
		TOTAL	86,661,168
		Hong Kong—6.8%
1,080,040		Dah Sing Financial Group	5,033,784
3,128,900		Hang Lung Properties Ltd.	9,726,816
1,667,707		HSBC Holdings PLC	17,525,860
643,769		Sun Hung Kai Properties	8,309,499
656,645		Wing Hang Bank Ltd.	6,327,793
		TOTAL	46,923,752
		Ireland—6.0%
810,841		CRH PLC	17,159,881
1,053,303		Grafton Group PLC	8,903,243
262,100		Ingersoll-Rand PLC, Class A	15,500,594
		TOTAL	41,563,718
		Israel—0.9%
116,000	[1]	Check Point Software Technologies Ltd.	6,504,120
		Italy—4.9%
5,548,289		Intesa Sanpaolo SpA	10,883,448
4,023,113	[1]	Unicredit SpA	22,610,411
		TOTAL	33,493,859
		Mexico—1.8%
56,900		Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B, ADR	6,372,800
238,300		Grupo Televisa S.A.B., ADR	5,993,245
		TOTAL	12,366,045
		Netherlands—4.3%
245,446		Akzo Nobel NV	14,433,898
483,503		Philips Electronics NV	14,928,393
		TOTAL	29,362,291
		Singapore—2.7%
711,000		City Developments Ltd.	5,514,420
617,809		DBS Group Holdings Ltd.	7,631,517
332,904		United Overseas Bank Ltd.	5,174,877
		TOTAL	18,320,814
1

Shares			Value in U.S. Dollars
		COMMON STOCK—continued
		Spain—2.8%
2,749,578		Banco Santander, SA	$19,386,841
		Sweden—3.3%
416,800		Assa Abloy AB, Class B	17,747,812
332,900		Volvo AB, Class B	4,788,789
		TOTAL	22,536,601
		Switzerland—15.6%
331,884		Adecco SA	20,862,767
117,512		Compagnie Financiere Richemont SA, Class A	11,135,974
961,584		Credit Suisse Group AG	27,652,544
9,348		Givaudan SA	12,573,310
323,654	[1]	Julius Baer Group Ltd.	14,251,862
153,342		Nestle SA	10,048,605
19,349		Swatch Group AG, Class B	11,124,653
		TOTAL	107,649,715
		United Kingdom—17.8%
557,058		Diageo PLC	17,090,203
565,949		Imperial Tobacco Group PLC	18,698,620
288,973		InterContinental Hotels Group PLC	8,108,287
539,123		Invesco Ltd.	16,367,774
2,286,174		Michael Page International PLC	16,378,215
204,956		Schroders PLC	7,346,514
161,869		Signet Jewelers Ltd.	10,748,102
260,462		Wolseley PLC	13,158,520
785,052		WPP PLC	14,538,225
		TOTAL	122,434,460
		TOTAL COMMON STOCK (IDENTIFIED COST $460,481,542)	618,738,035
		U.S. TREASURY—0.3%
1,600,000	[2,3]	United States Treasury Bill, 0.00%, 11/7/2013	1,599,927
800,000	[2,3]	United States Treasury Bill, 0.00%, 11/21/2013	799,960
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,399,833)	2,399,887
		INVESTMENT FUND—3.5%
2,232,058		iShares MSCI Japan (IDENTIFIED COST $24,407,331)	24,262,470
		INVESTMENT COMPANY—6.0%
41,158,469	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE )	41,158,469
		TOTAL INVESTMENTS—99.7% (AT IDENTIFIED COST $528,447,175)[6]	686,558,861
		OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	1,753,876
		TOTAL NET ASSETS—100%	$688,312,737
At August 31, 2013, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1]The Tokyo Price Index Futures	353	$39,637,674	September 2013	$(581,240)
The average notional value of futures contracts held by the Fund throughout the period was $15,269,214. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
2

At August 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
9/3/2013	51,185,000 JPY	$521,312	$—
9/3/2013	1,253,357 CHF	$1,346,740	337
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$337
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $450 and $284, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-day net yield.
6	At August 31, 2013, the cost of investments for federal tax purposes was $528,447,175. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $158,111,686. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $168,080,765 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,969,079.
7	Assets, other than investments in securities, less liabilities.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$61,486,635	$557,251,400[1]	$—	$618,738,035
Debt Securities:
U.S. Treasuries	—	2,399,887	—	2,399,887
Investment Fund	24,262,470	—	—	24,262,470
Investment Company	41,158,469	—	—	41,158,469
TOTAL SECURITIES	$126,907,574	$559,651,287	$—	$686,558,861
OTHER FINANCIAL INSTRUMENTS[2]	$(581,240)	$337	$—	$(580,903)
1	Includes $376,190,777 of common stock securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CHF	—Swiss Franc
JPY	—Japanese Yen
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013